RECD S.E.C.
NOV 0 2 2007
1088

NASDAQ

Michael Emen
Senior Vice President
Listing Qualifications

07082230

By Facsimile and First Class Mail

November 2, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33757

PROCESSED
NOV 07 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on October 19, 2007, The Nasdaq Stock Market (the "Exchange") received from The Ensign Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END